Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				¥ 4,974,757	¥ 4,564,650
Revenue		¥ 4,981,705	$ 724,559
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				1,639,248	1,817,874
Revenue		1,971,113	286,687
Property and equipment, net		59,745		83,628		$ 8,690
Non-PRC.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]			3,335,509	2,746,776
Revenue		3,010,592	437,872
Property and equipment, net		4,174		5,509		$ 607
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				2,071,646	977,257
Revenue		1,731,490	251,835
IRELAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[2]			553,028	911,154
Revenue		309,215	44,973
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[3]			¥ 710,835	¥ 858,365
Revenue		¥ 969,887	$ 141,064

[1]	Non-PRC revenue refers to revenues generated by the Group's operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers' registered addresses.
[2]	Revenues from Ireland were primarily derived from online advertising service from Facebook, which is incorporated in Ireland but operates primarily in the United States, representing 6% of the Group's total revenue for the year ended December 31, 2018.
[3]	No individual country, other than disclosed above, exceeded 10% of total revenues for any period presented.